Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue, net	$ 65,000		$ 65,000		$ 10,000
Total revenue	65,000		65,000		10,000
Cost of goods sold:
Cost of goods sold	5,200		5,200		800
Total cost of goods sold	5,200		5,200		800
Gross profit	59,800		59,800		9,200
Operating expenses:
Research and development	380,015	39,421	1,023,619	448,375	609,270	25,000
General and administrative	983,929	601,131	3,067,940	1,424,383	1,307,882	327,329
Payroll and salary					98,250
Payroll and salary-related party					449,599	203,033
Total operating expenses	1,363,944	640,552	4,091,559	1,872,758	2,465,001	555,362
Loss from operations	(1,304,144)	(640,552)	(4,031,759)	(1,872,758)	(2,455,801)	(555,362)
Other income (expense), net
Interest expense, net	(5,758)	(124,159)	(76,880)	(234,668)	(347,145)	(40,395)
Loss on conversion of notes			(92,959)
Other (expense) income, net	56,924	18	142,675	457	459	9,917
Total other income (expense), net	51,166	(124,141)	(27,164)	(234,211)	(346,686)	(30,478)
Net loss	$ (1,252,978)	$ (764,693)	$ (4,058,923)	$ (2,106,969)	$ (2,802,487)	$ (585,840)
NET (LOSS) PER COMMON SHARE:
Net loss per common share attributable to common stockholders basic	$ (0.21)	$ (0.16)	$ (0.72)	$ (0.45)	$ (0.70)	$ (14)
Net loss per common share attributable to common stockholders diluted	$ (0.21)	$ (0.16)	$ (0.72)	$ (0.45)	$ (0.70)	$ (14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Weighted average number of shares outstanding - basic	6,094,644	4,752,959	5,667,997	4,669,952	4,009,852	4,116,336
Weighted average number of shares outstanding - diluted	6,094,644	4,752,959	5,667,997	4,669,952	4,009,852	4,116,336